FINANCING ARRANGEMENTS - Maturities, Schedule of Maturities and Mandatory Payments of Debt Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 0
2023	285
2024	0
2025	9,723
2026	1,500
Thereafter	11,362
Total gross maturities	22,870	$ 24,185
Unamortized discounts	(216)
Total long-term debt and other	$ 22,654	$ 23,925